Employee benefits	12 Months Ended
Mar. 31, 2022
Text block [abstract]
Employee benefits
31. Employee benefits
a) Employee costs includes

	Year ended March 31,
	2020		2021		2022
Salaries and bonus	₹	315,036	₹	318,043	₹	429,837
Employee benefits plans		10,273		11,431		16,074
Share-based compensation *		1,262		2,897		4,164

	₹	326,571	₹	332,371	₹	450,075

*	Includes ₹ 587 and ₹ 54 for the year ended March 31, 2021 and 2022 respectively, towards cash settled ADS RSUs.
The employee benefit cost is recognized in the following line items in the consolidated statement of income:

	Year ended March 31,
	2020		2021		2022
Cost of revenues	₹	279,356	₹	282,983	₹	382,446
Selling and marketing expenses		30,763		31,236		41,339
General and administrative expenses		16,452		18,152		26,290

	₹	326,571	₹	332,371	₹	450,075

Defined benefit plan actuarial (gains)/losses recognized in other comprehensive income include:

	Year ended March 31,
	2020		2021		2022
Re-measurement of net defined benefit liability/(asset)
Return on plan assets excluding interest income—loss/(gain)	₹	76	₹	(578)	₹	(30)
Actuarial loss/(gain) arising from financial assumptions		749		423		(625)
Actuarial loss/(gain) arising from demographic assumptions		227		155		(667)
Actuarial loss/(gain) arising from experience adjustments		194		(334)		920

	₹	1,246	₹	(334)	₹	(402)

b) Gratuity and foreign pension
Defined benefit plans include gratuity for employees drawing salary in Indian rupees, pension and certain benefit plans in foreign jurisdictions. Amount recognized in the consolidated statement of income in respect of defined benefit plans is as follows:

	Year ended March 31,
	2020		2021		2022
Current service cost	₹	1,782	₹	2,085	₹	2,674
Net interest on net defined benefit liability/(asset)		63		131		64

Net charge to statement of income	₹	1,845	₹	2,216	₹	2,738

Actual return on plan assets	₹	513	₹	1,127	₹	715
Change in present value of defined benefit obligation is summarized below:

	As at March 31,
	2021		2022
Defined benefit obligation at the beginning of the year	₹	13,465	₹	15,475
Acquisitions (Refer to Note 7 and 35)		7		3,123
Current service cost		2,085		2,674
Interest on obligation		681		749
Benefits paid		(1,069)		(2,731)
Remeasurement loss/(gain)
Actuarial loss/(gain) arising from financial assumptions		423		(625)
Actuarial loss/(gain) arising from demographic assumptions		155		(667)
Actuarial loss/(gain) arising from experience adjustments		(334)		920
Translation adjustment		62		(25)

Defined benefit obligation at the end of the year	₹	15,475	₹	18,893

Change in plan assets is summarized below:

	As at March 31,
	2021		2022
Fair value of plan assets at the beginning of the year	₹	10,535	₹	13,637
Acquisitions		—		1,636
Expected return on plan assets		550		685
Employer contributions		1,993		2,213
Benefits paid		(76)		(452)
Remeasurement (loss)/gain
Return on plan assets excluding interest income—(loss)/gain		578		30
Translation adjustment		57		(48)

Fair value of plan assets at the end of the year	₹	13,637	₹	17,701

Present value of unfunded obligation	₹	(1,838)	₹	(1,192)

Recognized asset/(liability)	₹	(1,838)	₹	(1,192)

As at March 31, 2021 and 2022, plan assets were primarily invested in insurer managed funds.
The Company has established an income tax approved irrevocable trust fund to which it regularly contributes to finance the liabilities of the gratuity plan. The fund’s investments are managed by certain insurance companies as per the selection made by the trustees among the fund plan available.
The principal assumptions used for the purpose of actuarial valuation of these defined benefit plans are as follows:

	As at March 31,
	2021	2022
Discount rate	4.69%	4.54%
Expected return on plan assets	4.69%	4.54%
Expected rate of salary increase	6.57%	6.12%
Duration of defined benefit obligations	9 years	8 years
The expected return on plan assets is based on expectation of the average long-term rate of return expected on investments of the fund during the estimated term of the obligations.
The discount rate is primarily based on the prevailing market yields of government securities for the estimated term of the obligations. The estimates of future salary increase considered takes into account the inflation, seniority, promotion and other relevant factors. Attrition rate considered is the management’s estimate, based on previous years’ employee turnover of the Company.
The expected future contribution and estimated future benefit payments from the fund are as follows:

Expected contribution to the fund during the year ending March 31, 2023	₹	1,454

Estimated benefit payments from the fund for the year ending March 31:
2023	₹	2,935
2024		2,052
2025		1,970
2026		1,907
2027		1,920
Thereafter		15,001

Total	₹	25,785

The expected benefits are based on the same assumptions used to measure the Company’s benefit obligations as at March 31, 2022. Sensitivity for significant actuarial assumptions is computed to show the movement in defined benefit obligation by 1 percentage.
As of March 31, 2022, every 1 percentage point increase/ (decrease) in discount rate will result in (decrease)/increase of defined benefit obligation by approximately
₹
 (1,937) and
₹
 1,000 respectively (March 31, 2021:
₹
 (1,508) and
₹
 1,440 respectively).
As of March 31, 2022, every 1 percentage point increase/ (decrease) in expected rate of salary will result in increase/ (decrease) of defined benefit obligation by approximately
₹
 634 and
₹
 (635) respectively (March 31, 2021:
₹
 864 and
₹
 (798) respectively).
The sensitivity analysis to significant actuarial assumptions may not be representative of the actual change in the defined benefit obligations as the change in assumptions may not occur in isolation since some of the assumptions may be correlated. Furthermore, in presenting the sensitivity analysis, the present value of the defined benefit obligations has been calculated using the projected unit credit method at the end of the reporting period, which is the same as that applied in calculating the defined benefit obligation liability recognized in the statement of financial position.
c) Provident fund:
The details of fund and plan assets are given below:

	As at March 31,
	2021		2022
Fair value of plan assets	₹	71,196	₹	76,573
Present value of defined benefit obligation		(71,196)		(76,573)

Net shortfall	₹	—	₹	—

The total expense for the year ended March 31, 2020, 2021 and 2022 is
₹
2,282,
₹
2,833 and
₹
3,578, respectively.
The plan assets have been invested as per the regulations of Employees’ Provident Fund Organization (EPFO).
The principal assumptions used in determining the present value obligation of interest guarantee under the deterministic approach are as follows:

	As at March 31,
	2021	2022
Discount rate for the term of the obligation	5.80%	5.85%
Average remaining tenure of investment portfolio	6 years	6 years
Guaranteed rate of return	8.50%	8.10%
d) Defined contribution plans:
The total expense for the year ended March 31, 2020, 2021 and 2022 is
₹
 6,209,
₹
 6,513 and
₹
 9,822, respectively.